VONTOBEL FUNDS, INC.
        1500 Forest Avenue, Suite 223 * P.O. Box 8687 * Richmond, VA 23229
                804-285-8211 * 800-527-9500 * 804-285-8251 (fax)



VIA EDGAR


December 23, 1999


Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      Vontobel Funds, Inc.
                  File Number: 2-78931
                  Filing Pursuant to Rule 497(e)

Gentlemen:

         Transmitted herewith for electronic filing, please find enclosed, pursuant to Rule 497(e), a copy of the Supplement to the Prospectus for Vontobel Funds, Inc. This supplement affects only the Vontobel U.S. Value Fund (the "Value Fund").

         This supplement, dated December 23, 1999 to the Prospectus dated August 30, 1999, informs shareholders of the Value Fund that shares purchased after December 31, 1999, in the Value Fund will be subject to a 2% redemption fee if held less than 90 days.

         Should you have any questions or require additional information, please contact the undersigned.

Sincerely,



/s/John Pasco, III
John Pasco, III
Chairman

Shares purchased after December 31, 1999 in the Vontobel U.S. Value Fund will be subject to a 2% redemption fee if held less than 90 days.